Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Fees	Total Payments
Total	$ 34,710,000	$ 34,710,000
BOTSWANA | Government of Botswana
Total	$ 34,710,000	$ 34,710,000